Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Loans	$ 895,394	$ 887,637
Equity securities	72,886	60,008
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities	88,265	75,095
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	199,695	170,833
Maximum exposure to loss	28,370	19,606
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	146,482	127,717
Maximum exposure to loss	3,341	2,944
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	44,528	41,125
Maximum exposure to loss	17,956	16,230
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	5,489	0
Maximum exposure to loss	6,199	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	3,196	1,991
Maximum exposure to loss	874	432
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	7,916	1,849
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	1,904	1,760
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	5,481	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	531	89
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	2,623	2,303
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	12,384	11,413
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Nonconforming mortgage loan securitizations [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	2,620	2,303
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Nonconforming mortgage loan securitizations [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Tax credit structures [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Tax credit structures [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	12,322	11,362
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Commercial real estate loans [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Commercial real estate loans [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Other [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	3	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Other [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	62	51
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	751	669
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	694	607
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	8	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	49	62
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	4,696	3,372
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	27	34
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	3,730	3,108
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	710	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	229	230
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Loans	7,916	1,849
Debt securities	2,623	2,303
Equity securities	12,384	11,413
All other assets	751	668
Debt and other liabilities	(4,942)	(4,203)
Net assets	18,732	12,030
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities	352	310
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Loans	0	0
Debt securities	2,620	2,303
Equity securities	0	0
All other assets	694	606
Debt and other liabilities	0	0
Net assets	3,314	2,909
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Loans	1,904	1,760
Debt securities	0	0
Equity securities	12,322	11,362
All other assets	0	0
Debt and other liabilities	(4,941)	(4,202)
Net assets	9,285	8,920
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Loans	5,481	0
Debt securities	0	0
Equity securities	0	0
All other assets	8	0
Debt and other liabilities	0	0
Net assets	5,489	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Loans	531	89
Debt securities	3	0
Equity securities	62	51
All other assets	49	62
Debt and other liabilities	(1)	(1)
Net assets	$ 644	$ 201